Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurement [Line Items]
Fair Value Measurement

Note 3 — Fair Value Measurement

Assets and liabilities recorded at fair value on a recurring basis in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level 1 —	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;
Level 2 —

Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level 3 —	Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

As of March 31, 2025 and December 31, 2024, the Company had no financial assets measured at fair value on a recurring basis.

As of March 31, 2025, the Company’s financial liabilities measured at fair value on a recurring basis, were as follows (in thousands):

	Fair value as of March 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible Notes at fair value	$—	$—	$2,390	$2,390
Total liabilities measured at fair value	$—	$—	$2,390	$2,390
	Fair value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible Notes at fair value	$—	$—	$2,234	$2,234
Total liabilities measured at fair value	$—	$—	$2,234	$2,234

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial instruments for the three months ended March 31, 2025 and 2024 (in thousands):

Tasly convertible debt at fair value
Fair value as of January 1, 2024	$1,714
Issuance of Convertible Notes	16
Accrued stated interest	48
Change in fair value included in other income and gain on change in the fair value of Tasly convertible debt	(4)
Fair value as of March 31, 2024	$1,774

Fair value as of January 1, 2025	$2,234
Issuance of Convertible Notes	—
Accrued stated interest	95
Change in fair value included in other income and gain on change in the fair value of Tasly convertible debt	61
Fair value as of March 31, 2025	$2,390

The Company elected to measure its Tasly convertible debt at fair value (Note 5) with changes in fair value reported in earnings as they occur. The Convertible Debt fair values were determined using the discounted cash flow methodology based on probability weighted scenarios of the convertible notes conversion. At issuance of the first $1 million on June 26, 2023 the time to event was .28 years and the discount rate applied was 14.54%. At issuance of the next $0.3 million on July 20, 2023, the time to event was .22 years and the discount rate applied was 13.82%. At issuance of the additional $0.3 million on August 15, 2023, the time to event was .15 years and the discount rate applied was 13.70%. The final amount which was less than $0.02 million was issued on February 6, 2024; the time to event was .66 years and the discount rate applied was 13.69%.

On March 31, 2025, the time event was .25 years and the discount rate applied was 13.21%. Based on this method, the fair value of the convertible debt at the date of inception was $1,616,490, and the fair value at March 31, 2025 was $2,010,545.

Note 3 — Fair Value Measurement

Assets and liabilities recorded at fair value on a recurring basis in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level 1 —	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;
Level 2 —

Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level 3 —	Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

As of December 31, 2024 and 2023, the Company had no financial assets measured at fair value on a recurring basis.

As of December 31, 2024 and 2023, the Company’s financial liabilities measured at fair value on a recurring basis, were as follows (in thousands):

	Fair value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible Notes at fair value	$—	$—	$2,235	$2,235
Total liabilities measured at fair value	$—	$—	$2,235	$2,235
	Fair value as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible Notes at fair value	$—	$—	$1,714	$1,714
Total assets measured at fair value	$—	$—	$1,714	$1,714

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial instruments for the years ended December 31, 2024 and 2023 (in thousands):

Tasly convertible debt at fair value
Fair value as of January 1, 2023	$—
Issuance of Convertible Notes	1,600
Accrued stated interest	92
Change in fair value included in other income and loss on change in the fair value of Tasly convertible debt	22
Fair value as of December 31, 2023	$1,714

Fair value as of January 1, 2024	$1,714
Issuance of Convertible Notes	16
Accrued stated interest	194
Change in fair value included in other income and loss on change in the fair value of Tasly convertible debt	311
Fair value as of December 31, 2024	$2,235

The Company elected to measure its Tasly convertible debt at fair value (Note 5) with changes in fair value reported in earnings as they occur. The Convertible Debt fair values were determined using the discounted cash flow methodology based on probability weighted scenarios of the convertible notes conversion. At issuance of the first $1 million on June 26, 2023 the time to event was 0.28 years and the discount rate applied was 14.54%. At issuance of the next $0.3 million on July 20, 2023, the time to event was 0.22 years and the discount rate applied was 13.82%. At issuance of the additional $0.3 million on August 15, 2023, the time to event was 0.15 years and the discount rate applied was 13.70%. The final amount which was less than $0.02 million was issued on February 6, 2024; the time to event was 0.66 years and the discount rate applied was 13.69%.

On December 31, 2024 the time event was 0.41 years and the discount rate applied was 11.78%. The fair value of the convertible debt as of December 31, 2023 was $1.71 million and the fair value as of December 31, 2024 was $2.2 million.

NorthView Acquisition Corp [Member]
Fair Value Measurement [Line Items]
Fair Value Measurement

Note 8 — Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The Company’s financial instruments are classified as either Level 1, Level 2 or Level 3. These tiers include:

•        Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•        Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•        Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The following tables present information about the Company’s assets and liabilities that are measured at fair value on March 31, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	March 31, 2025	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in trust	$1,920,401	$1,920,401	$—	$—
Liabilities:
Warrant liabilities – Public Warrants	$569,250	$—	$569,250	$—
Warrant liabilities – Private Placement Warrants	440,850	—	—	440,850
Warrant liabilities – Representative’s Warrants	34,155	—	—	34,155
Convertible Promissory Note – Related Party	9,133,382	—	—	9,133,382
Securities Purchase Agreement	23,487	—	—	23,487
Total	$10,201,124	$—	$569,250	$9,631,874
	December 31, 2024	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in trust	$8,330,835	$8,330,835	$—	$—
Liabilities:
Warrant liabilities – Public Warrants	$379,500	$—	$379,500	$—
Warrant liabilities – Private Placement Warrants	293,900	—	—	293,900
Warrant liabilities – Representative’s Warrants	22,770	—	—	22,770
Convertible Promissory Note – Related Party	8,908,052	—	—	8,908,052
Total	$9,604,222	$—	$379,500	$9,224,722

The Public Warrants, the Private Placement Warrants and the Representative’s Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within liabilities on the condensed consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the condensed consolidated statements of operations.

The Company utilized a Monte Carlo simulation model for the initial valuation of the Public Warrants. The subsequent measurement of the Public Warrants at March 31, 2025 and December 31, 2024 was classified as Level 2 due to the lack of an active market. As of March 31, 2025 and December 31, 2024, the aggregate value of Public Warrants was $569,250 and $379,500, respectively.

The Company uses a Monte Carlo simulation model to value the Private Placement Warrants and the Representative’s Warrants. The Private Placement Warrants and the Representative’s Warrants were classified within Level 3 of the fair value hierarchy due to the use of unobservable inputs. Inherent in pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term.

The key inputs into the Monte Carlo simulation model for the warrant liabilities were as follows at March 31, 2025 and December 31, 2024:

	March 31, 2025		December 31, 2024
Input
Risk-free interest rate	4.11%		4.18%
Expected term (years)	0.19		0.89
Expected volatility	De minimis	%	De minimis	%
Exercise price	$11.50		$11.50
Fair value of Common stock	$12.43		$12.12

The key inputs into the Monte Carlo simulation model for the convertible promissory note were as follows at March 31, 2025 and December 31, 2024:

	March 31, 2025		December 31, 2024
Input
Risk-free interest rate	4.34%		4.18%
Expected term (years)	0.19		0.27
Expected volatility	De minimis	%	De minimis	%
Exercise price	$11.50		$11.50
Fair value of Common stock	$12.43		$12.12

The key inputs into the Monte Carlo simulation model for the securities purchase agreement were as follows at March 31, 2025 and December 31, 2024:

	March 31, 2025		December 31, 2024
Input
Risk-free interest rate	3.94%		—
Expected term (years)	1.67		—
Expected volatility	De minimis	%	—
Exercise price	$11.50		—
Fair value of Common stock	$12.10		—

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis for the three months ended March 31, 2025 and 2024:

	Private Placement Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2024	$293,900	$22,770	$316,670
Change in fair value of warrant liabilities	146,950	11,385	158,335
Fair value at March 31, 2025	$440,850	$34,155	$475,005
	Private Placement Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2023	$66,128	$5,123	$71,251
Change in fair value of warrant liabilities	213,077	16,509	229,586
Fair value at March 31, 2024	$279,205	$21,632	$300,837
Convertible Promissory Note – related party
Fair value at December 31, 2024	$8,908,052
Change in fair value of convertible promissory note	225,330
Fair value at March 31, 2025	$9,133,382
Convertible Promissory Note – related party
Fair value at December 31, 2023	$944,118
Proceeds received through convertible promissory note	378,185
Change in fair value of convertible promissory note	(60,077)
Fair value at March 31, 2024	$1,262,226

The fair value of the Company’s convertible promissory note is valued using a compound option formula on the convertible feature and a present value of the host contract. The valuation technique requires inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumption about the assumptions a market participant would use in pricing the working capital loan.

The convertible promissory note was classified within Level 3 of the fair value hierarchy due to the use of unobservable inputs. Inherent in pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the note. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the note. The expected life of the note is assumed to be equivalent to their remaining contractual term.

Securities Purchase Agreement
Fair value at February 11, 2025	$—
Change in fair value of securities purchase agreement	23,487
Fair value at March 31, 2025	$23,487

The Company utilizes a Monte Carlo model to estimate the fair value of the conversion feature within the securities purchase agreement, which is required to be recorded at its initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the conversion feature are recognized as non-cash gains or losses in the accompanying condensed consolidated statements of operations.

The key assumptions in the model relate to expected share-price volatility, risk-free interest rate, exercise price, expected term and the probability of occurrence of the transaction. The expected volatility was based on the average volatility of special purpose acquisition companies that are searching for an acquisition target. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the note. The expected life of the note is assumed to be equivalent to their remaining contractual term.

Note 8 — Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The Company’s financial instruments are classified as either Level 1, Level 2 or Level 3. These tiers include:

•        Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•        Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•        Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The following tables present information about the Company’s assets and liabilities that are measured at fair value on December 31, 2024 and 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2024	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in trust	$8,330,835	$8,330,835	$—	$—
Liabilities:
Warrant liabilities – Public Warrants	$379,500	$—	$379,500	$—
Warrant liabilities – Private Placement Warrants	293,900	—	—	293,900
Warrant liabilities – Representative’s Warrants	22,770	—	—	22,770
Convertible promissory note	8,908,052	—	—	8,908,052
Total	$9,604,222	$—	$379,500	$9,224,722
	December 31, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in trust	$10,873,406	$10,873,406	$—	$—
Liabilities:
Warrant liabilities – Public Warrants	$85,388	$85,388	$—	$—
Warrant liabilities – Private Placement Warrants	66,128	—	—	66,128
Warrant liabilities – Representative’s Warrants	5,123	—	—	5,123
Convertible promissory note	944,118	—	—	944,118
Total	$1,100,757	$85,388	$—	$1,015,369

The Public Warrants, the Private Placement Warrants and the Representative’s Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within liabilities on the consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statements of operations.

The Company utilized a Monte Carlo simulation model for the initial valuation of the Public Warrants. The subsequent measurement of the Public Warrants at December 31, 2024 was classified as Level 2 due to the lack of an active market. At December 31, 2023, the Public Warrants was classified as Level 1 due to the use of an observable market quote in an active market. As of December 31, 2024 and 2023, the aggregate value of Public Warrants was $379,500 and $85,388, respectively.

The Company uses a Monte Carlo simulation model to value the Private Placement Warrants and the Representative’s Warrants. The Private Placement Warrants and the Representative’s Warrants were classified within Level 3 of the fair value hierarchy due to the use of unobservable inputs. Inherent in pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants.

The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term.

The key inputs into the Monte Carlo simulation model for the warrant liabilities were as follows at December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
Input
Risk-free interest rate	4.18%		5.06%
Expected term (years)	0.89		0.71
Expected volatility	De minimis	%	De minimis	%
Exercise price	$11.50		$11.50
Fair value of Common stock	$12.12		$11.16

The key inputs into the Monte Carlo simulation model for the convertible promissory note were as follows at December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
Input
Risk-free interest rate	4.18%		5.48%
Expected term (years)	0.27		0.19
Expected volatility	De minimis	%	De minimis	%
Exercise price	$11.50		$11.50
Fair value of Common stock	$12.12		$11.16

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis for the years ended December 31, 2024 and 2023:

	Private Placement Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2023	$66,128	$5,123	$71,251
Change in fair value of warrant liabilities	227,772	17,647	245,419
Fair value at December 31, 2024	$293,900	$22,770	$316,670
	Private Placement Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2022	$377,857	$29,274	$407,131
Change in fair value of warrant liabilities	(311,729)	(24,151)	(335,880)
Fair value at December 31, 2023	$66,128	$5,123	$71,251
Convertible Promissory Note
Fair value at December 31, 2023	$944,118
Principal borrowing	797,981
Change in fair value of convertible promissory note	7,165,953
Fair value at December 31, 2024	$8,908,052
Convertible Promissory Note
Fair value at December 31, 2022	$—
Principal borrowing	1,121,815
Change in fair value of convertible promissory note	(177,697)
Fair value at December 31, 2023	$944,118

The fair value of the Company’s convertible promissory note is valued using a compound option formula on the convertible feature and a present value of the host contract. The valuation technique requires inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumption about the assumptions a market participant would use in pricing the working capital loan.

The convertible promissory note was classified within Level 3 of the fair value hierarchy due to the use of unobservable inputs. Inherent in pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the note. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the note. The expected life of the note is assumed to be equivalent to their remaining contractual term.